License Agreement - Lilly License (Details) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 08, 2022	Mar. 22, 2022	Mar. 31, 2023	Dec. 31, 2022
License Agreement
Aggregate fair value of the shares issued			$ 4,488,000
Number of shares transferred		2,702,083
Selling price per share			$ 2.040724
Z33 Series Seed Preferred Shares
License Agreement
Number of shares transferred			4,900,222
Stone Peach Properties, LLC
License Agreement
Right but not the obligation for purchase of issued shares, maximum percentage			50.00%
Purchase price per share			$ 2.448869
Threshold period from the date of agreement for purchase of issued shares			2 years
Right but not the obligation to sell the issued shares, maximum percentage			50.00%
Stone Peach Properties, LLC | Z33 Series Seed Preferred Shares
License Agreement
Number of shares transferred			4,900,222
Right but not the obligation for purchase of issued shares, maximum percentage			50.00%
Purchase price per share			$ 2.448869
Threshold period from the date of agreement for purchase of issued shares			2 years
Right but not the obligation to sell the issued shares, maximum percentage			50.00%
Selling price per share			$ 2.040724
License agreement with Lilly
License Agreement
Amount of cash transferred	$ 7,000,000.0
Number of Class A ordinary shares agreed to issue upon the closing of the business combination				550,000
Issuance of ordinary shares to settle research and development license consideration liability				550,000
Aggregate fair value of the shares issued				$ 4,500,000
Amount of obligation to pay upon the completion of financing	3,000,000.0
Minimum gross proceeds from financing for obligation to pay	$ 100,000,000
Maximum amount of development and regulatory milestone payments				155,000,000.0
Maximum amount of sales milestone payments				$ 440,000,000.0
Maximum annual earned royalty at a marginal royalty rate				20.00%
Contingent payments due			$ 0
License agreement with Lilly | Z33 Series Seed Preferred Shares
License Agreement
Issuance of Z33 series seed preferred shares if the business combination was not consummated				4,702,867